OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2015
Other Receivables [Abstract]
OTHER RECEIVABLES
OTHER RECEIVABLES

(in thousands of $)	2015	2014
Agent receivables	2,496	423
Advances	282	45
Claims receivables	927	222
Other receivables	11,287	2,740
	14,992	3,430

Other receivables are presented net of allowances for doubtful accounts amounting to nil and nil as of December 31, 2015 and December 31, 2014.